Financial Expenses (Income), Net (Tables)	6 Months Ended
Jun. 30, 2026
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Six months ended June 30,
	2025	2026
	Unaudited
Financial expenses:

Interest on loan	$156	$169
Foreign currency translation loss	902	957
Remeasurement of warrants	443	42,183
Others	32	17

Total financial expenses	1,533	43,326

Financial income:

Interest from deposits	1,848	1,887

Total financial income	1,848	1,887

Financial expenses (income), net	$(315)	$41,439